REFUND PAYABLE TO MEMBERS - Schedule of Movement in refund payable to members (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Refund payable to members	¥ 26,883	¥ 396,024
Change in estimation of refund payable to members	¥ 379,370